Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000008885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Fund (Class NAV/JHCDX)
Average Annual Return, Percent	1.55%	(0.46%)			1.28%
C000073278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Value Fund (Class NAV/JMVNX)
Average Annual Return, Percent	22.00%	12.12%			11.20%
C000095456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Fund (Class NAV/JCAVX)
Average Annual Return, Percent	10.24%	7.90%			11.05%
C000173477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Strategic Equity Allocation Fund (Class NAV)
Average Annual Return, Percent	26.73%	8.42%	8.84%
C000173478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Sector Rotation Fund (Class NAV)
Average Annual Return, Percent	19.75%	12.08%		14.65%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)			1.40%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%			14.84%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	20.38%	12.79%		15.51%	15.37%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	27.35%	9.37%	9.83%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	24.55%	9.56%			10.53%
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Average Annual Return, Percent	12.82%	7.59%			9.84%